Long-Term Debt - Summary of Company's Credit Facilities (Detail) (USD $) In Millions, unless otherwise specified	12 Months Ended
Mar. 31, 2014
Line of Credit Facility [Line Items]
Effective Interest Rate
Total Facility	$ 355.0
Principal Drawn
Term Facility Maturity March 2016 [Member]
Line of Credit Facility [Line Items]
Effective Interest Rate
Total Facility	50.0
Principal Drawn
Term Facility Maturity April 2016 [Member]
Line of Credit Facility [Line Items]
Effective Interest Rate
Total Facility	190.0
Principal Drawn
Term Facility Maturity March 2017 [Member]
Line of Credit Facility [Line Items]
Effective Interest Rate
Total Facility	40.0
Principal Drawn
Term Facility Maturity April 2017 [Member]
Line of Credit Facility [Line Items]
Effective Interest Rate
Total Facility	75.0
Principal Drawn